General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
General and Administrative Expenses
Administrative fees (Note 13)	$ 7,838	$ 8,963	$ 10,398
Commercial management fees (Note 13)	5,400	5,400	5,400
Share-based compensation (Note 20)	1,908	1,158	1,034
Other expenses	3,814	3,880	2,922
Total	$ 18,960	$ 19,401	$ 19,754